INVESTMENT IN DIGITAL ASSET TRUST	6 Months Ended
Mar. 31, 2026
INVESTMENT IN DIGITAL ASSET TRUST
INVESTMENT IN DIGITAL ASSET TRUST

NOTE E — INVESTMENT IN DIGITAL ASSET TRUST

Investment in digital asset trust measured at fair value consist of the following as of March 31, 2026:

	Number of
Investment held:	Units	Cost	Fair value
OBNB Trust	435,638	$11,434,720	$5,401,912

The following table summarizes the Company's OBNB Trust Units investment holdings as of:

Balance
Fair Value on - October 1, 2025	$—
Purchases	11,434,720
Loss from fair value measurement of OBNB Trust Units	$(6,032,808)
Ending balance - March 31, 2026	$5,401,912